Stockholders' Equity (10K) (Details Textual) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Share-based Arrangements with Employees and Nonemployees [Abstract]
Stock Options, Granted		29,000	2,000	3,600	21,000
Weighted average grant date fair value of options granted during period				$ 25.00	$ 50.00
Stock Options, Exercised
Total unrecognized compensation expense related to non-vested share-based compensation arrangements granted under the plans	$ 363	$ 363		$ 236
Unrecognized compensation expense amortization period	3 years 2 months 12 days			2 years
Common stock reserved upon issuance of outstanding options					$ 58
Fair value under the cost method of Common Stock received as settlement of 16b claim				$ 325
Treasury Stock, Value	$ 325	$ 325		$ 325	$ 325
Treasury Stock, Shares				5,000	5,000